Stock Options (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Expected dividend yield
Expected term (in years)	7 years 8 months 1 day	7 years 8 months 1 day
Exercise price	$ 2.90	$ 1.59
Weighted-average grant date fair-value	$ 2.68	$ 1.54
Minimum [Member]
Expected stock price volatility	154.00%	160.10%
Risk-free interest rate	2.21%	1.14%
Exercise price		$ 0.80
Maximum [Member]
Expected stock price volatility	154.50%	161.10%
Risk-free interest rate	2.41%	1.24%
Exercise price		$ 2.25